Note 27 - Discontinued Operations Major Classes of Assets and Liabilities Related to the Disposition (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Major Classes Of Assets And Liabilities Related To Disposition [Line Items]
Current assets held for sale	$ 72	$ 85
Current liabilities held for sale	$ 22	39
Personalized and Document Imaging Segment [Member]
Major Classes Of Assets And Liabilities Related To Disposition [Line Items]
Inventories, net		2
Property, plant and equipment, net		4
Other assets		6
Current assets held for sale		12
Trade payables		1
Current liabilities held for sale		$ 1